Commitments and contingencies (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Deferred charges			$ 81,919	$ 84,838
Lease term	60 months
Aircraft [Member]
Lease term		60 months
Initial estimated minimum monthly lease payment		$ 40,000
Office Premises [Member]
Lease term		10 years
Initial estimated minimum monthly lease payment		$ 44,624